Pension plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Investments in portfolio of stock	Dec. 31, 2011 Investments in portfolio of stock	Dec. 31, 2012 Investments in debentures	Dec. 31, 2011 Investments in debentures	Dec. 31, 2012 Equity investments from related parties	Dec. 31, 2011 Equity investments from related parties	Dec. 31, 2012 Securities of the Federal government	Dec. 31, 2011 Securities of the Federal government	May 31, 2000 Vale Mais Plan	Dec. 31, 2011 Vale Canada Limited Defined Benefit Plan	Dec. 31, 2012 Vale Canada Limited Defined Benefit Plan Securities of the government of Canada	Dec. 31, 2011 Vale Canada Limited Defined Benefit Plan Securities of the government of Canada	Dec. 31, 2012 Vale Fertilizantes and Ultrafertil Securities of the Federal government	Dec. 31, 2011 Vale Fertilizantes and Ultrafertil Securities of the Federal government	Dec. 31, 2012 Overfunded pension plans	Dec. 31, 2011 Overfunded pension plans	Dec. 31, 2010 Overfunded pension plans	Dec. 31, 2012 Overfunded pension plans Brazil	Dec. 31, 2011 Overfunded pension plans Brazil	Dec. 31, 2012 Underfunded pension plans	Dec. 31, 2011 Underfunded pension plans	Dec. 31, 2010 Underfunded pension plans	Dec. 31, 2012 Underfunded pension plans Brazil	Dec. 31, 2011 Underfunded pension plans Brazil	Dec. 31, 2012 Underfunded pension plans Foreign	Dec. 31, 2011 Underfunded pension plans Foreign	Dec. 31, 2012 Underfunded other benefits	Dec. 31, 2011 Underfunded other benefits	Dec. 31, 2010 Underfunded other benefits	Dec. 31, 2012 Underfunded other benefits Brazil	Dec. 31, 2011 Underfunded other benefits Brazil	Dec. 31, 2012 Underfunded other benefits Foreign	Dec. 31, 2011 Underfunded other benefits Foreign
Pension plans
Minimum percentage of active employees who decided to migrate to the new pension plan											98.00%
Change in benefit obligation
Benefit obligation at beginning of year																	$ 4,611	$ 3,623				$ 4,562	$ 5,667						$ 1,694	$ 1,601
Transfers																	(1,500)	1,132				1,500	(1,132)
Service cost																	26	18	2			87	79	59					36	32	27
Interest cost																	310	517				408	272						102	102
Plan amendment																						4	2							(23)
Assumptions changes																	432	141				375	39						58	10
Effect of curtailment																													(34)
Benefits paid/ Actual distribution																	(236)	(345)				(435)	(363)						(76)	(82)
Plan settlements																						(119)	(26)						(26)	(8)
Effect of exchange rate changes																	(272)	(539)				(83)	(138)						3	(67)
Actuarial loss																	222	64				717	162						266	129
Benefit obligation at end of year																	3,567	4,611	3,623			7,044	4,562	5,667					2,022	1,694	1,601
Change in plan assets
Fair value of plan assets at beginning of year			300	340	57	63	2	84	3,882	3,552			483	653	191	149	6,277	5,585				3,662	4,645						1	13
Transfers																	(1,612)	1,105				1,612	(1,105)
Actual return on plan assets																	372	573				745	125
Employer contributions												342						65				222	512						76	82
Benefits paid/ Actual distribution																	(236)	(345)				(435)	(363)						(76)	(82)
Plan settlements																						(109)	(26)							(11)
Effect of exchange rate changes																	(390)	(706)				(93)	(126)							(1)
Fair value of plan assets at end of year			300	340	57	63	2	84	3,882	3,552			483	653	191	149	4,411	6,277	5,585			5,604	3,662	4,645					1	1	13
Funded Status and Financial Position
Noncurrent assets																	844	1,666
Current liabilities	(205)	(147)																				(116)	(69)						(89)	(78)
Non-current liabilities	(3,256)	(2,446)																				(1,324)	(831)						(1,932)	(1,615)
Funded status																	844	1,666				(1,440)	(900)						(2,021)	(1,693)
Assumptions used (nominal terms)
Discount rate to determine benefit obligation (as a percent)																				8.90%	10.78%				9.04%	11.30%	4.16%	5.08%				9.05%	11.30%	4.20%	5.10%
Discount rate to determine net cost (as a percent)																				8.90%	10.78%				9.45%	11.30%	5.08%	5.43%				9.40%	11.30%	4.20%	5.10%
Expected return on plan assets (as a percent)																				12.48%	14.25%				12.55%	13.79%	6.21%	6.51%						6.50%	6.50%
Rate of compensation increase - up to 47 years (as a percent)																				8.15%	8.15%				8.15%	8.15%	4.04%	4.10%						3.00%	3.00%
Rate of compensation increase - over 47 years (as a percent)																				5.00%	5.00%				5.00%	5.00%	4.04%	4.10%						3.00%	3.00%
Threshold age																				47 years	47 years				47 years	47 years	47 years	47 years						47 years	47 years
Inflation (as a percent)																				5.00%	5.00%				5.00%	5.00%	2.00%	2.00%				5.00%	5.00%	2.00%	2.00%
Health care cost trend rate (as a percent)																																8.15%	8.15%
Initial health care cost trend rate (as a percent)																																		7.01%	7.22%
Ultimate health care cost trend rate (as a percent)																																		4.49%	4.49%
Pension costs
Service cost - benefits earned during the year																	26	18	2			87	79	59					36	32	27
Interest cost on projected benefit obligation																	424	517	329			296	272	361					102	102	97
Expected return on assets																	(766)	(785)	(531)			(312)	(258)	(321)
Amortizations and (gain) / loss																						47	24	18					(17)	(35)	(14)
Transfer																	4					(4)
Net deferral																			(1)
Net pension cost (credit)																	(312)	(250)	(201)			114	117	117					121	99	110
Accumulated benefit obligation
Accumulated benefit obligation																	3,567	4,610				6,935	4,404						2,022	1,694
Projected benefit obligation																	3,567	4,611	3,623			7,044	4,562	5,667					2,022	1,694	1,601
Fair value of plan assets			(300)	(340)	(57)	(63)	(2)	(84)	(3,882)	(3,552)			(483)	(653)	(191)	(149)	(4,411)	(6,277)	(5,585)			(5,604)	(3,662)	(4,645)					(1)	(1)	(13)
Impact of 1% variation in assumed health care cost trend rate
1% increase in accumulated postretirement benefit obligation (APBO)	360	258
1% decrease in accumulated postretirement benefit obligation (APBO)	(281)	(206)
1% increase in interest and service costs	31	22
1% decrease in interest and service costs	(19)	(18)
Other Cumulative Comprehensive Income (Deficit)
Net prior service (cost) / credit																						(9)	(15)
Net actuarial (loss) / gain																	(1,052)	(181)				(1,272)	(885)						193	292
Effect of exchange rate changes																	13	(24)				(5)	3
Deferred income tax																	353	70				346	249						(70)	(76)
Amounts recognized in other cumulative comprehensive income (deficit)																	(686)	(135)				(940)	(648)						123	216
Change in Other Cumulative Comprehensive Income (Deficit)
Net prior service (cost) / credit not yet recognized in NPPC at beginning of year																						(9)	(14)
Net actuarial (loss) / gain not yet recognized in NPPC at beginning of year																	(205)	242				(888)	(629)						292	334
Deferred income tax at beginning of year																	70	(82)				249	201						(76)	(111)
Effect of initial recognition of cumulative comprehensive income (deficit)																	(135)	160				(648)	(442)						216	223
Reclassification
Amortization of net transition (obligation) / asset																							(5)
Amortization of net prior service (cost) / credited																						4	5
Amortization of net actuarial (loss) / gain																						106	19						80	2
Total net actuarial (loss) / gain arising during year																	(874)	(423)				(468)	(290)						(179)	(48)
Transfers																	18					(18)
Effect of exchange rate changes																	13	(24)				(4)	17							4
Deferred income tax																	292	152				88	48						6	35
Amounts recognized in other cumulative comprehensive income (deficit)																	(686)	(135)				(940)	(648)						123	216
Expected employer contributions	$ 407